Fair Value Accounting	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments/Fair Value Accounting [Abstract]
Fair Value Accounting

Note 15 – Fair Value Accounting

Accounting standards establishes a three-level valuation hierarchy for fair value measurements. The valuation hierarchy prioritizes valuation techniques based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and are the primary method of valuation used by Birmingham Bloomfield Bancshares, Inc. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets which the Corporation can participate.

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Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

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Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

Following is a description of the inputs and valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as general classification of those instruments under the valuation hierarchy.

Available-for-sale Securities

Quoted market prices in an active market are used to value securities when such prices are available. Those securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows using reasonable inputs. Level 2 securities include U.S. Government agency securities, mortgage backed securities, obligations of states and municipalities, and certain corporate securities. Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities, but rather relying on the investment securities’ relationship to other benchmark quoted investment securities. In certain cases where Level 1 or Level 2 inputs are not available, securities would be classified within Level 3 of the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the valuation hierarchy in which the fair value measurements fall at December 31, 2011 and 2010 (000s omitted):

December 31, 2011	Level 1	Level 2	Level 3	Fair Value
U.S. government agency	$—	$2,354	$—	$2,354
Municipal securities	—	721	—	721
Mortgage backed securities	—	1,258	—	1,258
Corporate bonds	—	262	—	262

Securities available for sale	$—	$4,595	$—	$4,595

December 31, 2010	Level 1	Level 2	Level 3	Fair Value
U.S. government agency	$—	$1,361	$—	$1,361
Municipal securities	—	657	—	657
Mortgage backed securities	—	928	—	928
Corporate bonds	—	254	—	254

Securities available for sale	$—	$3,200	$—	$3,200

Following is a description of the inputs and valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying consolidated balance sheets, as well as general classification of those instruments under the valuation hierarchy.

Impaired Loans

Loans for which it is probable the Corporation will not collect all principal and interest due according to the contractual terms are measured for impairment. The fair value of impaired loans is estimated using one of three methods; market value, collateral value, or discounted cash flow. Those impaired loans not requiring an allowance represent loans for which the fair value of collateral exceeds the recorded investment. When the fair value of the collateral is based on an observable market price or current appraised value, the impaired loan is classified within Level 2. When a market value is not available or management applies a discount factor to the appraised value, the Corporation records the impaired loan in Level 3.

The following table presents the fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a non-recurring basis and the level within the valuation hierarchy in which the fair value measurements fall at December 31 (000s omitted):

December 31, 2011	Balance	Level 1	Level 2	Level 3	Losses
Impaired Loans	$1,289	$—	$—	$1,289	$—

December 31, 2010	Balance	Level 1	Level 2	Level 3	Losses
Impaired Loans	$2,994	$—	$—	$2,994	$200